Interest Income - Summary of interest income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 17,831.3		$ 2,834.8	$ 5,139.1
Financial assets at FVTPL	0.0		0.0	2.5
Financial assets at FVTOCI	2,582.3		2,192.5	3,121.9
Financial assets at amortized cost	2,008.6		681.5	754.9
Interest income	$ 22,422.2	$ 729.7	$ 5,708.8	$ 9,018.4